Financial Instruments on Balance Sheet - Additional Information (Detail) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of detailed information about financial instruments [abstract]
Development, non-sales and sales milestones	€ 4.0